Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents	14. CASH AND CASH EQUIVALENTS
As at December 31,	2019	2018
Cash	108	155
Short-Term Investments	78	626
	186	781